Parent Company Only, Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash in subsidiary bank	$ 671,448	$ 583,044	$ 544,016	$ 532,943
Securities available for sale	676,759	863,754
Other assets	65,488	82,430
Total assets	4,644,439	4,521,452
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	29,638	28,406
Total liabilities	4,250,995	4,159,639
Shareholders' equity	393,444	361,813	358,798	338,516
Total liabilities and shareholders' equity	4,644,439	4,521,452
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	17,034	15,263	12,950	10,663
Investments in subsidiaries	382,968	352,717
Securities available for sale	35	10
Other assets	918	227
Total assets	400,955	368,217
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	7,511	6,404
Total liabilities	7,511	6,404
Shareholders' equity	393,444	361,813
Total liabilities and shareholders' equity	$ 400,955	$ 368,217